Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Revenue
Schedule of deferred revenue, by type
	March 31,
	2024	2025
Global Distribution System provider	-	-
Loyalty program	3,360	2,390
Total	3,360	2,390
Non-current	-	-
Current	3,360	2,390
Total	3,360	2,390

Summary of changes in deferred revenue

	March 31,
	2024	2025
At 01, April	45,721	3,360
Deferred during the year	-	-
Recorded in statement of profit or loss	(42,361)	(970)
Transferred to other financial liability (deposits)	-	-
At 31, March	3,360	2,390